Segment Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues		$ 82,857	$ 71,863	$ 59,554
Investment income		3,583	2,832	1,892
Total net realized gains (losses) on securities		727	264	353
Service revenues		504	413	310
Total revenues		87,671	75,372	62,109
Segment Reporting Information [Line Items]
Policyholder credit expense	[1]	1,224	$ 0	$ 0
FLORIDA
Segment Reporting Information [Line Items]
Policyholder credit expense		$ 1,224

[1]	See Note 10 – Segment Information for further discussion.